Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Group's Restricted Shares Movement
The following table summarized the Group’s restricted shares movement during the years ended December 31, 2020, 2021 and 2022:

	2020	2021	2022
	Number of unvested restricted shares	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding at January 1,	40,583,273	14,447,616	8,094,901
Vested	(26,135,657)	(6,352,715)	(1,164,666)

Outstanding at December 31,	14,447,616	8,094,901	6,930,235

Summary of Company's Share Options
The following table discloses movements of the Company’s share options under the 2016 Plan held by grantees during the years ended December 31, 2020, 2021 and 2022:

	2020		2021		2022
	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price
		US$		US$		US$
Outstanding at January 1,	57,835,912	0.015	151,133,235	0.169	155,059,183	0.203
Granted	119,663,533	0.256	39,715,000	0.279	11,500,000	0.310
Exercised	(25,949,960)	0.232	(6,511,135)	0.022	(8,552,187)	0.046
Forfeited	(416,250)	0.061	(29,277,917)	0.169	(22,027,291)	0.232

Outstanding at December 31,	151,133,235	0.169	155,059,183	0.203	135,979,705	0.217

Exercisable at the end of the year	41,736,788		78,269,054		67,667,737

Summary of Share-Based Payment Transactions
The key inputs into the model were as follows:

Year s ended December 31,
	2020		2021		2022
Grant date option fair value per share	US$	0.0549-0.1430	US$	0.1430-0.1544	US$	0.0933-0.1517
Exercise price		US$0.21-0.26		US$0.26-0.31		US$0.31
Expected volatility (note)		70%-80%		75%-80%		75%-77.5%
Expected life		6.078 years		6.078 years		6.078 years
Risk-free rate		0.36%-1.45%		0.51%-1.09%		1.35%-3.98%
Expected dividend yield		0%		0%		0%